Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2015
	RMB	RMB	RMB	RMB
Cash equivalents:
- Fixed rate time deposits	771,723	—	—	771,723

Held-to-maturity short-term investments:
- Floating rate principal unguaranteed investments	—	102,300	—	102,300

Long-term investments:
- Available-for-sale investments	—	—	2,597	2,597

Assets	771,723	102,300	2,597	876,620

Long-term borrowings:
- Bonds payable	2,193,744	—	—	2,193,744

Other liabilities:
- Share-settled bonuses	—	—	41,352	41,352
- Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000

Amounts due to related parties:
- Contingent consideration payables in relation to the acquisition of subsidiaries	—	—	372,256	372,256

Liabilities	2,193,744	—	513,608	2,707,352

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2016
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Fixed rate time deposits	588,589	—	—	588,589	84,774

Held-to-maturity short-term investments:
- Fixed rate time deposits	277,946	—	—	277,946	40,033

Long-term investments
- Available-for-sale investments	—	—	7,921	7,921	1,141

Assets	866,535	—	7,921	874,456	125,948

Long-term borrowings:
- Bonds payable	418,497	—	—	418,497	60,276

Other liabilities:
- Share-settled bonuses	—	—	37,526	37,526	5,405
- Liability classified RSU			34,612	34,612	4,985

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	65,797	65,797	9,477

Liabilities	418,497	—	137,935	556,432	80,143

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payables
RMB
Fair value at January 1, 2015	548,017
Changes in the fair value	43,325
Payment of cash consideration	(4,543)
Reclassification to equity upon resolution of contingencies	(214,543)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2015	372,256

Changes in the fair value	(93,307)
Payment of cash consideration	(2,617)
Reclassification to equity upon resolution of contingencies	(210,535)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2016	65,797

Fair value at December 31, 2016 (US$)	9,477

Share-settled bonuses
RMB
Fair value at January 1, 2015	14,913
Increase in bonuses settled in shares during 2015	41,146
Changes in the fair value	5,683
Reclassification to equity	(19,072)
Reclassification to “Accrued expenses and other payables-Others”	(1,318)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2015	41,352

Increase in bonuses settled in shares during 2016	37,678
Changes in the fair value	(5,319)
Reclassification to equity	(15,890)
Reclassification to “Accrued expenses and other payables-Others”	—
Bonuses settled in cash during 2016	(20,295)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2016	37,526

Fair value at December 31, 2016 (US$)	5,405

Liability classified RSU
RMB
Fair value at January 1, 2016	—
Increase in liability classified RSU	36,834
Reclassification to equity	(2,222)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2016	34,612

Fair value at December 31, 2016 (US$)	4,985

Mandatorily redeemable noncontrolling interests in Asia Cloud Investment
RMB
Fair value at January 1, 2016	100,000
Changes in the fair value	—
Transfers in and/or out of Level 3 (Note 1(c))	(100,000)

Fair value at December 31, 2016	—

Fair value at December 31, 2016 (US$)	—